FINANCIAL INSTRUMENTS (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivative liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES, Carrying Value	CAD (91,253)	CAD (75,144)
FINANCIAL LIABILITIES, Fair Value	(91,253)	(75,144)
Dividends payable [Member]
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES, Carrying Value	(26,256)	(25,426)
FINANCIAL LIABILITIES, Fair Value	(26,256)	(25,426)
Accounts payable and accrued liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES, Carrying Value	(219,084)	(181,557)
FINANCIAL LIABILITIES, Fair Value	(219,084)	(181,557)
Long-term debt [Member]
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES, Carrying Value	(1,270,330)	(1,362,192)
FINANCIAL LIABILITIES, Fair Value	(1,274,891)	(1,362,192)
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS, Carrying Value	46,561	62,775
FINANCIAL ASSETS, Fair Value	46,561	62,775
Derivative assets [Member]
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS, Carrying Value	20,540	5,493
FINANCIAL ASSETS, Fair Value	20,540	5,493
Loans and receivables [Member]
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS, Carrying Value	165,760	131,719
FINANCIAL ASSETS, Fair Value	CAD 165,760	CAD 131,719